CAPITAL STOCK (Tables)	3 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
Schedule of warrants activity

	Number of Warrants	Weighted Average Exercise Price
Balance, December 31, 2023	9,200,000	$0.05
Issued	1,475,000	$0.15
Balance, December 31, 2024 and March 31, 2025	10,675,000	$0.06

Schedule of warrants outstanding

Expiry Date	Exercise Price	Number of Warrants Outstanding

October 31, 2026	$0.15	15,000
August 31, 2027	$0.05	250,000
October 7, 2027	$0.05	750,000
October 31, 2027	$0.05	200,000
September 20, 2027	$0.15	290,000
October 31, 2027	$0.15	650,000
December 4, 2027	$0.15	520,000
May 15, 2028	$0.05	6,000,000
July 24, 2028	$0.05	2,000,000
		10,675,000

Schedule of options

	Number of Options	Weighted Average Exercise Price
Balance, December 31, 2023	—	—
Issued	2,150,000	$0.10
Expired	(250,000)	$0.10
Balance, December 31, 2024 and March 31, 2025	1,900,000	$0.10